Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,200,000
Previously Paid Amount	0.00
Total Fee Amount	1,822.92
Total Offset Amount	0.00
Net Fee	1,822.92
Narrative - Max Aggregate Offering Price	$ 13,200,000
Final Prospectus	true